Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000100075 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100075 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100075 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100075 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100075 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | United States TreasuryFR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000100075 | United States TreasuryFR_912810FB9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000100075 | French Republic Government Bonds OATFR_ACI0L18L5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | Fannie MaeFR_31359MGK3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Japan Government Two Year BondsFR_ACI2PV5P5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Italy Buoni Poliennali Del TesoroFR_ACI0C2WB8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | U.K. GiltsFR_BM8Z2TII2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | Bundesrepublik Deutschland BundesanleiheFR_464491II2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | Spain Government BondsFR_BW1YWVII2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100075 | Japan Government Twenty Year BondsFR_ACI0PSYF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100075 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100075 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100075 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100075 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100075 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100075 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000100075 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000100075 | AssetInvestment CompaniesFR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetPreferred StocksFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100075 | AssetForeign GovernmentFR_ACI2KL259
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000100075 | AssetU.S. Treasury & Government AgenciesFR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000100075 | AssetCommon StocksFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000210967 | Japan Government Two Year BondsFR_ACI2TL904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210967 | Petroleos MexicanosFR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210967 | CHINA GOVERNMENT BONDFR_ACI2B7C91
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210967 | U.K. GiltsFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210967 | Dominican Republic International BondsFR_P3579ECH8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210967 | Canada Government BondsFR_135087S47
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210967 | Japan Government Five Year BondsFR_ACI2JS8D3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210967 | Colombia Government International BondsFR_195325EL5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210967 | Italy Buoni Poliennali Del TesoroFR_ACI2P2FC7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210967 | Hungary Government International BondsFR_ACI2MB796
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210967 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210967 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210967 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210967 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210967 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210967 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210967 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210967 | AssetU.S. Treasury & Government AgenciesFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210967 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_20754RAB2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210967 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210967 | AssetAsset-Backed SecuritiesFR_23292HAB7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210967 | AssetShort-Term InvestmentsFR_912797PE1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210967 | AssetCorporate Bonds & NotesFR_55903VBQ5
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000210967 | AssetForeign GovernmentFR_68323Z5R6
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000210964 | Japan Government Two Year BondsFR_ACI2TL904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210964 | Petroleos MexicanosFR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210964 | CHINA GOVERNMENT BONDFR_ACI2B7C91
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210964 | U.K. GiltsFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210964 | Dominican Republic International BondsFR_P3579ECH8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210964 | Canada Government BondsFR_135087S47
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210964 | Japan Government Five Year BondsFR_ACI2JS8D3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210964 | Colombia Government International BondsFR_195325EL5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210964 | Italy Buoni Poliennali Del TesoroFR_ACI2P2FC7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210964 | Hungary Government International BondsFR_ACI2MB796
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210964 | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000210964 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210964 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210964 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210964 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210964 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210964 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210964 | AssetU.S. Treasury & Government AgenciesFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210964 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_20754RAB2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210964 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210964 | AssetAsset-Backed SecuritiesFR_23292HAB7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210964 | AssetShort-Term InvestmentsFR_912797PE1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210964 | AssetCorporate Bonds & NotesFR_55903VBQ5
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000210964 | AssetForeign GovernmentFR_68323Z5R6
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000030705 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030705 | AerCap Holdings NVFR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030705 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030705 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030705 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030705 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030705 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030705 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030705 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030705 | Brown & Brown, Inc.FR_115236101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030705 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030705 | SectorInformation TechnologyFR_682189105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030705 | SectorConsumer StaplesFR_741623102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030705 | SectorEnergyFR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030705 | SectorConsumer DiscretionaryFR_74967X103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030705 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030705 | SectorReal EstateFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030705 | SectorMaterialsFR_670346105
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030705 | SectorHealth CareFR_436440101
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030705 | SectorFinancialsFR_G0692U109
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000030705 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000030705 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000030705 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030705 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | Keurig Dr. Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030706 | AerCap Holdings NVFR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030706 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030706 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030706 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030706 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030706 | Jefferies Financial Group, Inc.FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030706 | Brown & Brown, Inc.FR_115236101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030706 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030706 | SectorInformation TechnologyFR_682189105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030706 | SectorConsumer StaplesFR_741623102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030706 | SectorEnergyFR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030706 | SectorConsumer DiscretionaryFR_74967X103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030706 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030706 | SectorReal EstateFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030706 | SectorMaterialsFR_670346105
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030706 | SectorHealth CareFR_436440101
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030706 | SectorFinancialsFR_G0692U109
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000030706 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000030706 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000030706 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030706 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063063 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000063063 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063063 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063063 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063063 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063063 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063063 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063063 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063063 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063063 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063063 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063063 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063063 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063063 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063063 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063063 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000063063 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000063064 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000063064 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063064 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063064 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063064 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063064 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063064 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063064 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063064 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063064 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063064 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063064 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063064 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063064 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063064 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063064 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000063064 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000063060 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063060 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063060 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063060 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063060 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063060 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000063060 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000063060 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000063060 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063060 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063060 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063060 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063060 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000063060 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000063060 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000063061 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063061 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063061 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063061 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063061 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063061 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000063061 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000063061 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000063061 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063061 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063061 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063061 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063061 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000063061 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000063061 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000030657 | FR_TSR_Top10_Meta
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030657 | FR_TSR_Top10_Nvdia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030657 | FR_TSR_Top10_Micro
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030657 | FR_TSR_Top10_Tesla
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030657 | FR_TSR_Top10_Netflix
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030657 | FR_TSR_Top10_Broad
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030657 | FR_TSR_Top10_Alpha
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030657 | FR_TSR_Top10_Amzn
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030657 | FR_TSR_Top10_Transd
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | FR_TSR_Top10_Intuitiv
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | SectorUtilitiesFR_TSR_SEC_U
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030657 | SectorMaterialsFR_TSR_SEC_M
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030657 | SectorEnergyFR_TSR_SEC_E
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030657 | SectorConsumer StaplesFR_TSR_SEC_CST
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030657 | SectorFinancialsFR_TSR_SEC_F
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030657 | SectorIndustrialsFR_TSR_SEC_I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030657 | SectorHealth CareFR_TSR_SEC_HC
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030657 | SectorConsumer DiscretionaryFR_TSR_SEC_CD
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030657 | SectorCommunication ServicesFR_TSR_SEC_CS
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000030657 | SectorInformation TechnologyFR_TSR_SEC_IT
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000030657 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030657 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000030657 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030657 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030657 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063057 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063057 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063057 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063057 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063057 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000063057 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000063057 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000063057 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063057 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000063057 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063057 | SectorInvestment Grade Fixed IncomeFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000063057 | SectorU.S. Large Cap EquitiesFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000063058 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063058 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063058 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063058 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063058 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000063058 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000063058 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000063058 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063058 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000063058 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063058 | SectorInvestment Grade Fixed IncomeFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000063058 | SectorU.S. Large Cap EquitiesFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000100078 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000100078 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000100078 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000100078 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000100078 | Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100078 | iShares U.S. Real Estate ETFFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100078 | Financial Select Sector SPDR FundFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100078 | Communication Services Select Sector SPDR FundFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100078 | Consumer Discretionary Select Sector SPDR FundFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100078 | Health Care Select Sector SPDR FundFR_81369Y209
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100078 | SectorU.S. Small Cap EquitiesFR_ADI2S5WT9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100078 | SectorReal Estate EquitiesFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100078 | SectorCommoditiesFR_BYDKUKZV3JPMSWC7QU
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100078 | SectorSecurities Sold ShortFR_ADI2VWY56
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000100078 | SectorSecurities Sold ShortFR_ADI2TZJQ3
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000100078 | SectorInternational Developed Market EquitiesFR_ADI2RH5C1
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000030750 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030750 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030750 | TRANSDIGM INCFR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030750 | VENTURE GLOBAL LNG INCFR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030750 | LEVEL 3 FINANCING INCFR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030750 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAF0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | ATHENAHEALTH GROUP INCFR_60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | CCO Holdings LLC/Capital CorpFR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | Clear Channel Outdoor Holdings, Inc.FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | Fortress Transportation & Infrastructure Investors LLCFR_34960PAF8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | SectorHealthcare-ServicesFR_159864AJ6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030750 | SectorOil & GasFR_17888HAA1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030750 | SectorAerospace/DefenseFR_82670NAC0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030750 | SectorDiversified Financial ServicesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030750 | SectorPipelinesFR_87470LAJ0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030750 | SectorMediaFR_82967NBL1
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030750 | SectorInsuranceFR_G4712JAY8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030750 | SectorCommercial ServicesFR_75419XAC8
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030750 | SectorSoftwareFR_74339DAN8
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030750 | SectorTelecommunicationsFR_527298CH4
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030750 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030750 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030750 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030750 | AssetConvertible BondsFR_70509VAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030750 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030750 | AssetFloating Rate LoansFR_75025KAH1
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030750 | AssetCorporate Bonds & NotesFR_75026JAC4
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000030751 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030751 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030751 | TRANSDIGM INCFR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030751 | VENTURE GLOBAL LNG INCFR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030751 | LEVEL 3 FINANCING INCFR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030751 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAF0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | ATHENAHEALTH GROUP INCFR_60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | CCO Holdings LLC/Capital CorpFR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | Clear Channel Outdoor Holdings, Inc.FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | Fortress Transportation & Infrastructure Investors LLCFR_34960PAF8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | SectorHealthcare-ServicesFR_159864AJ6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030751 | SectorOil & GasFR_17888HAA1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030751 | SectorAerospace/DefenseFR_82670NAC0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030751 | SectorDiversified Financial ServicesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030751 | SectorPipelinesFR_87470LAJ0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030751 | SectorMediaFR_82967NBL1
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030751 | SectorInsuranceFR_G4712JAY8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030751 | SectorCommercial ServicesFR_75419XAC8
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030751 | SectorSoftwareFR_74339DAN8
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030751 | SectorTelecommunicationsFR_527298CH4
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030751 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030751 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000030751 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030751 | AssetConvertible BondsFR_70509VAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030751 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030751 | AssetFloating Rate LoansFR_75025KAH1
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030751 | AssetCorporate Bonds & NotesFR_75026JAC4
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000030680 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030680 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030680 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030680 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030680 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030680 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030680 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030680 | SSGA Emerging Markets Enhanced Index PortfolioFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030680 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030680 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030680 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030680 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030680 | SectorGlobal EquitiesFR_10923R509
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030680 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030680 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030680 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030680 | SectorU.S. Large Cap EquitiesFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000030681 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030681 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030681 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030681 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030681 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030681 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030681 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030681 | SSGA Emerging Markets Enhanced Index PortfolioFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030681 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030681 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030681 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030681 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030681 | SectorGlobal EquitiesFR_10923R509
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030681 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030681 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030681 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030681 | SectorU.S. Large Cap EquitiesFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000100083 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100083 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000100083 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000100083 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000100083 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000100083 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100083 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000100083 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000100083 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100083 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100083 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100083 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100083 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000100083 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100083 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100083 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000100083 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000100083 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000100083 | SectorU.S. Large Cap EquitiesFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000100083 | SectorSecurities Sold ShortFR_ADI2VX3V1
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000030660 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030660 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030660 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030660 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030660 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030660 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030660 | Silgan Holdings, Inc.FR_827048109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030660 | Alamo Group, Inc.FR_011311107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030660 | UFP Industries, Inc.FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030660 | NewMarket Corp.FR_651587107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030660 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000030660 | SectorCommunication ServicesFR_235050101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030660 | SectorReal EstateFR_83192D402
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030660 | SectorEnergyFR_34984V209
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030660 | SectorConsumer DiscretionaryFR_466367109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030660 | SectorHealth CareFR_379577208
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030660 | SectorInformation TechnologyFR_87157B400
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030660 | SectorConsumer StaplesFR_28035Q102
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030660 | SectorMaterialsFR_603158106
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030660 | SectorFinancialsFR_377185202
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000030660 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030660 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000030660 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030660 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030661 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030661 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030661 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030661 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030661 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030661 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030661 | Silgan Holdings, Inc.FR_827048109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030661 | Alamo Group, Inc.FR_011311107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030661 | UFP Industries, Inc.FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030661 | NewMarket Corp.FR_651587107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030661 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000030661 | SectorCommunication ServicesFR_235050101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030661 | SectorReal EstateFR_83192D402
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030661 | SectorEnergyFR_34984V209
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030661 | SectorConsumer DiscretionaryFR_466367109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030661 | SectorHealth CareFR_379577208
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030661 | SectorInformation TechnologyFR_87157B400
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030661 | SectorConsumer StaplesFR_28035Q102
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030661 | SectorMaterialsFR_603158106
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030661 | SectorFinancialsFR_377185202
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000030661 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030661 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000030661 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030661 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140956 | LIG Nex1 Co. Ltd.FR_BZ0RDZ902
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140956 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140956 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140956 | Hanwha Aerospace Co. Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140956 | Melrose Industries PLCFR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140956 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140956 | British American Tobacco PLCFR_028758902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140956 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140956 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140956 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140956 | SectorInformation TechnologyFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140956 | SectorReal EstateFR_BBJPFY900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140956 | SectorHealth CareFR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140956 | SectorConsumer DiscretionaryFR_ACI0CDFS6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140956 | SectorCommunication ServicesFR_BQS7PQ903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140956 | SectorMaterialsFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140956 | SectorConsumer StaplesFR_03524A108
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000140956 | SectorUtilitiesFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000140956 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000140956 | SectorIndustrialsFR_604321901
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000140956 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000140956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000140956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000140956 | France
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000140956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140956 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140956 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140956 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140956 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000140957 | LIG Nex1 Co. Ltd.FR_BZ0RDZ902
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140957 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140957 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140957 | Hanwha Aerospace Co. Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140957 | Melrose Industries PLCFR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140957 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140957 | British American Tobacco PLCFR_028758902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140957 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140957 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140957 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140957 | SectorInformation TechnologyFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140957 | SectorReal EstateFR_BBJPFY900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140957 | SectorHealth CareFR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140957 | SectorConsumer DiscretionaryFR_ACI0CDFS6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140957 | SectorCommunication ServicesFR_BQS7PQ903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140957 | SectorMaterialsFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140957 | SectorConsumer StaplesFR_03524A108
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000140957 | SectorUtilitiesFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000140957 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000140957 | SectorIndustrialsFR_604321901
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000140957 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000140957 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140957 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000140957 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000140957 | France
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000140957 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140957 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140957 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140957 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140957 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000088087 | QUIKRETE HOLDINGS INCFR_74839XAM1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088087 | CLOUD SOFTWARE GROUP INCFR_88632NBF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | ASURION LLCFR_04649VBD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | AMWINS GROUP INCFR_03234TBA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | INEOS US Finance LLCFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | EPICOR SOFTWARE CORPORATIONFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088087 | USI IncFR_90351NAR6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | Primo Brands CorporationFR_89678QAD8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088087 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088087 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088087 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088087 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088087 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088087 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088087 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088087 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088087 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000088087 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088087 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000088087 | AssetWarrantsFR_954MQNII2
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088087 | AssetCommon StocksFR_948EFX908
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088087 | AssetCorporate Bonds & NotesFR_83001WAC8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088087 | AssetFloating Rate LoansFR_04629UAR7
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000088088 | QUIKRETE HOLDINGS INCFR_74839XAM1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088088 | CLOUD SOFTWARE GROUP INCFR_88632NBF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | ASURION LLCFR_04649VBD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | AMWINS GROUP INCFR_03234TBA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | INEOS US Finance LLCFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | EPICOR SOFTWARE CORPORATIONFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088088 | USI IncFR_90351NAR6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | Primo Brands CorporationFR_89678QAD8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088088 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088088 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088088 | IndustryBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088088 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088088 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088088 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088088 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088088 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088088 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000088088 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088088 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000088088 | AssetWarrantsFR_954MQNII2
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088088 | AssetCommon StocksFR_948EFX908
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088088 | AssetCorporate Bonds & NotesFR_83001WAC8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088088 | AssetFloating Rate LoansFR_04629UAR7
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000100086 | United States TreasuryFR_91282CCW9
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000100086 | Fannie MaeFR_3136BSSC0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100086 | Freddie MacFR_3137HD7J3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100086 | Freddie MacFR_3132DWNY5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100086 | United States TreasuryFR_912833QB9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100086 | Discover Card Execution Note TrustFR_254683CW3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100086 | American Express Credit Account Master TrustFR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100086 | United States TreasuryFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100086 | Fannie Mae - CASFR_20755CAA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100086 | GOLDMAN SACHS GROUP INCFR_38141GVR2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100086 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100086 | AssetCommon StocksFR_931HGW901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100086 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000100086 | AssetForeign GovernmentFR_715638DF6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100086 | AssetMunicipalsFR_38122ND82
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100086 | AssetFloating Rate LoansFR_49889LAD8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100086 | AssetNon-Agency Mortgage-Backed SecuritiesFR_2254W0HE8
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000100086 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31385XUT2
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000100086 | AssetU.S. Treasury & Government AgenciesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000100086 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000100086 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000100087 | United States TreasuryFR_91282CCW9
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000100087 | Fannie MaeFR_3136BSSC0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100087 | Freddie MacFR_3137HD7J3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100087 | Freddie MacFR_3132DWNY5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100087 | United States TreasuryFR_912833QB9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100087 | Discover Card Execution Note TrustFR_254683CW3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100087 | American Express Credit Account Master TrustFR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100087 | United States TreasuryFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100087 | Fannie Mae - CASFR_20755CAA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100087 | GOLDMAN SACHS GROUP INCFR_38141GVR2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100087 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100087 | AssetCommon StocksFR_931HGW901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100087 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000100087 | AssetForeign GovernmentFR_715638DF6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100087 | AssetMunicipalsFR_38122ND82
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100087 | AssetFloating Rate LoansFR_49889LAD8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100087 | AssetNon-Agency Mortgage-Backed SecuritiesFR_2254W0HE8
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000100087 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31385XUT2
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000100087 | AssetU.S. Treasury & Government AgenciesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000100087 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000100087 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000075557 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075557 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000075557 | TITULOS DE TESORERIAFR_ACI0BJ3C2
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075557 | INDIA GOVERNMENT BONDFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075557 | Republic of South AfricaFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075557 | EGYPT TREASURY BILLFR_ACI2SK0N6
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075557 | Spain Government BondsFR_ACI2TFSN6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Norway Government BondsFR_ACI0KWNH0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000075557 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075557 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075557 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075557 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075557 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000075557 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000075557 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000075557 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075557 | AssetForeign GovernmentFR_ACI2DBML2
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000075558 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075558 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000075558 | TITULOS DE TESORERIAFR_ACI0BJ3C2
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075558 | INDIA GOVERNMENT BONDFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075558 | Republic of South AfricaFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075558 | EGYPT TREASURY BILLFR_ACI2SK0N6
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075558 | Spain Government BondsFR_ACI2TFSN6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Norway Government BondsFR_ACI0KWNH0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000075558 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075558 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075558 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075558 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075558 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000075558 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000075558 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000075558 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000075558 | AssetForeign GovernmentFR_ACI2DBML2
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000030760 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030760 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030760 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030760 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030760 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030760 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030760 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030760 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030760 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030760 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030760 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030760 | SectorUtilitiesFR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030760 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030760 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030760 | SectorIndustrialsFR_34964C106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030760 | SectorCommunication ServicesFR_55318A108
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030760 | SectorHealth CareFR_90400D108
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030760 | SectorConsumer DiscretionaryFR_526057104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030760 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030760 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000030760 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030760 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030760 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030760 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030760 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030761 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030761 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030761 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030761 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030761 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030761 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030761 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030761 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030761 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030761 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030761 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030761 | SectorUtilitiesFR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030761 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030761 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030761 | SectorIndustrialsFR_34964C106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030761 | SectorCommunication ServicesFR_55318A108
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030761 | SectorHealth CareFR_90400D108
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030761 | SectorConsumer DiscretionaryFR_526057104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030761 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030761 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000030761 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030761 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030761 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030761 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030761 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030761 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030763 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030763 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030763 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030763 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030763 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030763 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030763 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030763 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030763 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030763 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030763 | SectorMaterialsFR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030763 | SectorUtilitiesFR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030763 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030763 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030763 | SectorIndustrialsFR_34964C106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030763 | SectorCommunication ServicesFR_55318A108
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030763 | SectorHealth CareFR_90400D108
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030763 | SectorConsumer DiscretionaryFR_526057104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030763 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030763 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000030763 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030763 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030763 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030763 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030763 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030620 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030620 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030620 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030620 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030620 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030620 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030620 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030620 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030620 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030620 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030620 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030620 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030620 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030620 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030620 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030620 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030620 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030620 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030620 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030620 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000030620 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030620 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030620 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030620 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000030620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030620 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030620 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030620 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030621 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030621 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030621 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030621 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030621 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030621 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030621 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030621 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030621 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030621 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030621 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030621 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030621 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030621 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030621 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030621 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030621 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030621 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030621 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030621 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000030621 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030621 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030621 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030621 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000030621 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030621 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030621 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030621 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030623 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030623 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030623 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030623 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030623 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030623 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030623 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030623 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030623 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030623 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030623 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030623 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030623 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030623 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030623 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030623 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030623 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030623 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030623 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030623 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000030623 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030623 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030623 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030623 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030623 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030623 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000030623 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030623 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030623 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030623 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030710 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030710 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030710 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030710 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030710 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030710 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030710 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030710 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030710 | KB Financial Group, Inc.FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030710 | SectorReal EstateFR_659672000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030710 | SectorCommunication ServicesFR_656039906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030710 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030710 | SectorInformation TechnologyFR_635694003
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030710 | SectorConsumer StaplesFR_605440007
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030710 | SectorHealth CareFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030710 | SectorFinancialsFR_ACI2S0VQ9
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000030710 | SectorConsumer DiscretionaryFR_718472905
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030710 | SectorIndustrialsFR_676396005
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030710 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030710 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000030710 | France
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030710 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030710 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030710 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030710 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030710 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030711 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030711 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030711 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030711 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030711 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030711 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030711 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030711 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030711 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030711 | KB Financial Group, Inc.FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030711 | SectorReal EstateFR_659672000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030711 | SectorCommunication ServicesFR_656039906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030711 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030711 | SectorInformation TechnologyFR_635694003
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030711 | SectorConsumer StaplesFR_605440007
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030711 | SectorHealth CareFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030711 | SectorFinancialsFR_ACI2S0VQ9
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000030711 | SectorConsumer DiscretionaryFR_718472905
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030711 | SectorIndustrialsFR_676396005
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030711 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030711 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030711 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030711 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000030711 | France
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030711 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030711 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030711 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030711 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030711 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030713 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030713 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030713 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030713 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030713 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030713 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030713 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030713 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030713 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030713 | KB Financial Group, Inc.FR_B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030713 | SectorReal EstateFR_659672000
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030713 | SectorCommunication ServicesFR_656039906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030713 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030713 | SectorInformation TechnologyFR_635694003
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030713 | SectorConsumer StaplesFR_605440007
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030713 | SectorHealth CareFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030713 | SectorFinancialsFR_ACI2S0VQ9
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000030713 | SectorConsumer DiscretionaryFR_718472905
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000030713 | SectorIndustrialsFR_676396005
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000030713 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030713 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030713 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030713 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000030713 | France
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030713 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030713 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030713 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030713 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030713 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112664 | SectorU.S. Small Cap EquitiesFR_ADI2S5WT9
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112664 | SectorU.S. Large Cap EquitiesFR_ADI2QYC37
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112664 | SectorEmerging Market EquitiesFR_ADI2RH598
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112664 | SectorInternational Developed Market EquitiesFR_ADI2S5WX0
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000112664 | SectorCommoditiesFR_GOE175420MLILNYC7MW
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000112664 | SectorGlobal Developed BondsFR_ADI2VWY64
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000030670 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030670 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030670 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030670 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030670 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030670 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030670 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030670 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | SectorUtilitiesFR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030670 | SectorConsumer DiscretionaryFR_654106103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030670 | SectorEnergyFR_ACI2JZT93
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030670 | SectorCommunication ServicesFR_934423104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030670 | SectorConsumer StaplesFR_191216100
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030670 | SectorIndustrialsFR_149123101
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030670 | SectorInformation TechnologyFR_23355L106
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030670 | SectorHealth CareFR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030670 | SectorFinancialsFR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030670 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030670 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000030670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030671 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030671 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030671 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030671 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030671 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030671 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | SectorUtilitiesFR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030671 | SectorConsumer DiscretionaryFR_654106103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030671 | SectorEnergyFR_ACI2JZT93
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030671 | SectorCommunication ServicesFR_934423104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030671 | SectorConsumer StaplesFR_191216100
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030671 | SectorIndustrialsFR_149123101
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030671 | SectorInformation TechnologyFR_23355L106
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030671 | SectorHealth CareFR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030671 | SectorFinancialsFR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030671 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000030671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063051 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063051 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063051 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063051 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063051 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063051 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063051 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063051 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063051 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063051 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063051 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063051 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063051 | SectorIndustrialsFR_ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000063051 | SectorConsumer DiscretionaryFR_ACI07BQ96
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063051 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063051 | SectorFinancialsFR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000063051 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000063051 | SectorInformation TechnologyFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000063051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063051 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063051 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063051 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063051 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063051 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000063051 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063051 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063051 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063051 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063048 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063048 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063048 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063048 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063048 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063048 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063048 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063048 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063048 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063048 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063048 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063048 | SectorIndustrialsFR_ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000063048 | SectorConsumer DiscretionaryFR_ACI07BQ96
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063048 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063048 | SectorFinancialsFR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000063048 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000063048 | SectorInformation TechnologyFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000063048 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063048 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063048 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063048 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063048 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063048 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000063048 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063048 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063048 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063048 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063050 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063050 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063050 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063050 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063050 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063050 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063050 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063050 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063050 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063050 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063050 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063050 | SectorIndustrialsFR_ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000063050 | SectorConsumer DiscretionaryFR_ACI07BQ96
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063050 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063050 | SectorFinancialsFR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000063050 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000063050 | SectorInformation TechnologyFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000063050 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063050 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063050 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063050 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063050 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063050 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000063050 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063050 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063050 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063050 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030546 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030546 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030546 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030546 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030546 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | Q2 Holdings, Inc.FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | Ollie's Bargain Outlet Holdings, Inc.FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | Shake Shack, Inc.FR_819047101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | SectorUtilitiesFR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030546 | SectorReal EstateFR_277276101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | SectorEnergyFR_75281A109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030546 | SectorConsumer StaplesFR_737446104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030546 | SectorMaterialsFR_553368101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030546 | SectorFinancialsFR_70451X104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030546 | SectorConsumer DiscretionaryFR_974155103
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030546 | SectorHealth CareFR_01625V104
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030546 | SectorInformation TechnologyFR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030546 | SectorIndustrialsFR_53947R105
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030546 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000030546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030546 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030546 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030547 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030547 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030547 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030547 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030547 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | Q2 Holdings, Inc.FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | Ollie's Bargain Outlet Holdings, Inc.FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Shake Shack, Inc.FR_819047101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | SectorUtilitiesFR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030547 | SectorReal EstateFR_277276101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | SectorEnergyFR_75281A109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030547 | SectorConsumer StaplesFR_737446104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030547 | SectorMaterialsFR_553368101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030547 | SectorFinancialsFR_70451X104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030547 | SectorConsumer DiscretionaryFR_974155103
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030547 | SectorHealth CareFR_01625V104
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030547 | SectorInformation TechnologyFR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030547 | SectorIndustrialsFR_53947R105
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030547 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030547 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000030547 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030547 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030547 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030549 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030549 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030549 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030549 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030549 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | Q2 Holdings, Inc.FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | Ollie's Bargain Outlet Holdings, Inc.FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Shake Shack, Inc.FR_819047101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | SectorUtilitiesFR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030549 | SectorReal EstateFR_277276101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | SectorEnergyFR_75281A109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030549 | SectorConsumer StaplesFR_737446104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030549 | SectorMaterialsFR_553368101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030549 | SectorFinancialsFR_70451X104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030549 | SectorConsumer DiscretionaryFR_974155103
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030549 | SectorHealth CareFR_01625V104
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030549 | SectorInformation TechnologyFR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030549 | SectorIndustrialsFR_53947R105
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030549 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000030549 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030549 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030549 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030600 | Fannie MaeFR_3140JBGA8
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030600 | United States TreasuryFR_91282CDY4
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030600 | United States TreasuryFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030600 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030600 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030600 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030600 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030600 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030600 | Government National Mortgage AssociationFR_38378MRL1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030600 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJEH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030600 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030600 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030600 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030600 | AssetNon-Agency Mortgage-Backed SecuritiesFR_466247K51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030600 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030600 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000030600 | AssetU.S. Treasury & Government AgenciesFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000030600 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000030601 | Fannie MaeFR_3140JBGA8
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030601 | United States TreasuryFR_91282CDY4
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030601 | United States TreasuryFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030601 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030601 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030601 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030601 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030601 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030601 | Government National Mortgage AssociationFR_38378MRL1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030601 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJEH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030601 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030601 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030601 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030601 | AssetNon-Agency Mortgage-Backed SecuritiesFR_466247K51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030601 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030601 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000030601 | AssetU.S. Treasury & Government AgenciesFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000030601 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000112668 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112668 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112668 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112668 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112668 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112668 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112668 | United States TreasuryFR_91282CJM4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112668 | Federal National Mortgage AssociationFR_3140FXTS1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112668 | United States TreasuryFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | SK HYNIX INCFR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Southern Co.FR_842587DP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | CELLNEX TELECOM SAFR_BK9R2FII3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | UBER TECHNOLOGIES INCFR_90353TAM2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | Akamai Technologies, Inc.FR_00971TAL5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | ALIBABA GROUP HOLDINGFR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | Welltower OP LLCFR_95041AAB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112668 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112668 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112668 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112668 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000112668 | China
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112668 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112668 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000112668 | AssetNon-Agency Mortgage-Backed SecuritiesFR_03290CAA4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112668 | AssetConvertible Preferred StocksFR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | AssetAsset-Backed SecuritiesFR_91835EAA7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112668 | AssetInvestment CompaniesFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112668 | AssetU.S. Treasury & Government AgenciesFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112668 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3140HHSU0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112668 | AssetCorporate Bonds & NotesFR_871607AE7
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112668 | AssetShort-Term InvestmentsFR_963UYZ005_4.158372_2030-12-31
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000112668 | AssetConvertible BondsFR_ACI2B6NQ3
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000112668 | AssetCommon StocksFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000030725 | Southwest Gas Holdings, Inc.FR_844895102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030725 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | PotlatchDeltic Corp.FR_737630103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Ladder Capital Corp.FR_505743104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Essent Group Ltd.FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Enterprise Financial Services Corp.FR_293712105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | SectorCommunication ServicesFR_825690100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030725 | SectorMaterialsFR_00773T101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030725 | SectorUtilitiesFR_18539C204
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030725 | SectorEnergyFR_56155L108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030725 | SectorHealth CareFR_G1110E107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030725 | SectorInformation TechnologyFR_452521107
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030725 | SectorReal EstateFR_178587101
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030725 | SectorConsumer DiscretionaryFR_83001C108
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030725 | SectorIndustrialsFR_Y2001C101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030725 | SectorFinancialsFR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000030725 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030725 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030725 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000030725 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030725 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030725 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030725 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030725 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030725 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Southwest Gas Holdings, Inc.FR_844895102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030726 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | PotlatchDeltic Corp.FR_737630103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Ladder Capital Corp.FR_505743104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Essent Group Ltd.FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Enterprise Financial Services Corp.FR_293712105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | SectorCommunication ServicesFR_825690100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030726 | SectorMaterialsFR_00773T101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030726 | SectorUtilitiesFR_18539C204
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030726 | SectorEnergyFR_56155L108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030726 | SectorHealth CareFR_G1110E107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030726 | SectorInformation TechnologyFR_452521107
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030726 | SectorReal EstateFR_178587101
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030726 | SectorConsumer DiscretionaryFR_83001C108
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030726 | SectorIndustrialsFR_Y2001C101
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030726 | SectorFinancialsFR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000030726 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030726 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030726 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000030726 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030726 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030726 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030726 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030726 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030726 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030755 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030755 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030755 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030755 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030755 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030755 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030755 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030755 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030755 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030755 | United States TreasuryFR_91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030755 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030755 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030755 | BOEING CO/THEFR_097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030755 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | CSC HOLDINGS LLCFR_126307BF3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | BROADCOM INCFR_11135FBL4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | U.K. GiltsFR_BQC82CII5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | ROCKETMTGE CO-ISSUER INCFR_74841CAB7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | Canada Government BondsFR_135087R97
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030755 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030755 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030755 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000030755 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030755 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030755 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030755 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030755 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030755 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030755 | AssetConvertible BondsFR_09061GAK7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030755 | AssetFloating Rate LoansFR_41043BAJ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | AssetU.S. Treasury & Government AgenciesFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030755 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030755 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000030755 | AssetCommon StocksFR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000030756 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030756 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030756 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030756 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030756 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030756 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030756 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030756 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030756 | O'Reilly Automotive, Inc.FR_67103H107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030756 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030756 | United States TreasuryFR_91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030756 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030756 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030756 | BOEING CO/THEFR_097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030756 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | CSC HOLDINGS LLCFR_126307BF3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | BROADCOM INCFR_11135FBL4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | U.K. GiltsFR_BQC82CII5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | ROCKETMTGE CO-ISSUER INCFR_74841CAB7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | Canada Government BondsFR_135087R97
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030756 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030756 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030756 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000030756 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030756 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030756 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030756 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030756 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030756 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030756 | AssetConvertible BondsFR_09061GAK7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030756 | AssetFloating Rate LoansFR_41043BAJ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | AssetU.S. Treasury & Government AgenciesFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030756 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030756 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000030756 | AssetCommon StocksFR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000030551 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030551 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030551 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030551 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030551 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030551 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030551 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030551 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030551 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030551 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030551 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030551 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030551 | SectorFinancialsFR_70450Y103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030551 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030551 | SectorConsumer DiscretionaryFR_98850P109
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030551 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000030551 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000030551 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000030551 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030551 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030551 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030552 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030552 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030552 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030552 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030552 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030552 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030552 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030552 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030552 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030552 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030552 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030552 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030552 | SectorFinancialsFR_70450Y103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030552 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030552 | SectorConsumer DiscretionaryFR_98850P109
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030552 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000030552 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000030552 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000030552 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030552 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030552 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030554 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030554 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030554 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030554 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030554 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030554 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030554 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030554 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030554 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030554 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030554 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030554 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030554 | SectorFinancialsFR_70450Y103
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030554 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030554 | SectorConsumer DiscretionaryFR_98850P109
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000030554 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000030554 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000030554 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000030554 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030554 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030554 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119619 | SectorU.S. Small Cap EquitiesFR_ADI2S5WT9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000119619 | SectorInternational Developed Market EquitiesFR_ADI2RH5C1
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000119619 | SectorU.S. Large Cap EquitiesFR_ADI2QYC37
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000119619 | SectorU.S. Mid Cap EquitiesFR_ADI2S5WJ1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119619 | SectorInvestment Grade Fixed IncomeFR_10923P404
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000030615 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030615 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030615 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030615 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030615 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030615 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030615 | Euronext NVFR_BNBNSG902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030615 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030615 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030615 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030615 | SectorIndustrialsFR_676396005
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030615 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030615 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030615 | SectorCommunication ServicesFR_505160903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030615 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030615 | SectorMaterialsFR_BJFFLV908
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030615 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030615 | SectorConsumer DiscretionaryFR_664238003
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030615 | SectorHealth CareFR_665880001
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030615 | SectorFinancialsFR_615525904
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030615 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030615 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030615 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000030615 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030615 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030615 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030615 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000030615 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030615 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030615 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030616 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030616 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030616 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030616 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030616 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030616 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030616 | Euronext NVFR_BNBNSG902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030616 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030616 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030616 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030616 | SectorIndustrialsFR_676396005
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030616 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030616 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030616 | SectorCommunication ServicesFR_505160903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030616 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030616 | SectorMaterialsFR_BJFFLV908
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030616 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030616 | SectorConsumer DiscretionaryFR_664238003
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030616 | SectorHealth CareFR_665880001
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030616 | SectorFinancialsFR_615525904
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030616 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030616 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030616 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000030616 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030616 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030616 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030616 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000030616 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030616 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030616 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030618 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030618 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030618 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030618 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030618 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030618 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030618 | Euronext NVFR_BNBNSG902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030618 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030618 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030618 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030618 | SectorIndustrialsFR_676396005
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030618 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030618 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030618 | SectorCommunication ServicesFR_505160903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030618 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030618 | SectorMaterialsFR_BJFFLV908
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030618 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030618 | SectorConsumer DiscretionaryFR_664238003
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030618 | SectorHealth CareFR_665880001
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030618 | SectorFinancialsFR_615525904
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030618 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030618 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030618 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000030618 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030618 | France
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030618 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030618 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000030618 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030618 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030618 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030581 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030581 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030581 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030581 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030581 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030581 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030581 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030581 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030581 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030581 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030581 | SectorReal EstateFR_514952100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030581 | SectorConsumer StaplesFR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030581 | SectorHealth CareFR_G7S53R104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030581 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030581 | SectorFinancialsFR_888787108
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030581 | SectorIndustrialsFR_87151X101
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030581 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030581 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000030581 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030581 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000030581 | Israel
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030582 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030582 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030582 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030582 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030582 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030582 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030582 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030582 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030582 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030582 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030582 | SectorReal EstateFR_514952100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030582 | SectorConsumer StaplesFR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030582 | SectorHealth CareFR_G7S53R104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030582 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030582 | SectorFinancialsFR_888787108
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030582 | SectorIndustrialsFR_87151X101
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030582 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030582 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000030582 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030582 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000030582 | Israel
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030584 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030584 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030584 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030584 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030584 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030584 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030584 | Core & Main, Inc.FR_21874C102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030584 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030584 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030584 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030584 | SectorReal EstateFR_514952100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030584 | SectorConsumer StaplesFR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030584 | SectorHealth CareFR_G7S53R104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030584 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030584 | SectorFinancialsFR_888787108
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030584 | SectorIndustrialsFR_87151X101
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030584 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030584 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000030584 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030584 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000030584 | Israel
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000100071 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | BP PLCFR_079805909
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | BHP Group Ltd.FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | United States TreasuryFR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000100071 | United States TreasuryFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100071 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000100071 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000100071 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000100071 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100071 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100071 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100071 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100071 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100071 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000100071 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100071 | Global Developed Inflation-Linked
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100071 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100071 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000100071 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000100071 | International Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000100071 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000100071 | Global Developed Bonds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000030630 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000030630 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000030630 | UMBS, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030630 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030630 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030630 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030630 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030630 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030630 | Bosphorus CLOFR_ACI2VMJX6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030630 | Man Euro CLOFR_ACI2KHWL0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030630 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030630 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030630 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030630 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030630 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030630 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030630 | AssetShort-Term InvestmentsFR_99FYXY002_4.440000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000030630 | AssetU.S. Treasury & Government AgenciesFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000030631 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000030631 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000030631 | UMBS, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030631 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030631 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030631 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030631 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030631 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030631 | Bosphorus CLOFR_ACI2VMJX6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030631 | Man Euro CLOFR_ACI2KHWL0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030631 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030631 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030631 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030631 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030631 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030631 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030631 | AssetShort-Term InvestmentsFR_99FYXY002_4.440000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000030631 | AssetU.S. Treasury & Government AgenciesFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000030633 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000030633 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000030633 | UMBS, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000030633 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030633 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030633 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030633 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030633 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030633 | Bosphorus CLOFR_ACI2VMJX6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030633 | Man Euro CLOFR_ACI2KHWL0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030633 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030633 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030633 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030633 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030633 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030633 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030633 | AssetShort-Term InvestmentsFR_99FYXY002_4.440000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000030633 | AssetU.S. Treasury & Government AgenciesFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000030635 | UMBS, TBAFR_01F030686
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000030635 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030635 | Government National Mortgage AssociationFR_21H040681
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030635 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030635 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030635 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030635 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030635 | United States TreasuryFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030635 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030635 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030635 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030635 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030635 | AssetShort-Term InvestmentsFR_99FYXY002_4.470000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030635 | AssetForeign GovernmentFR_ACI2NBJY7
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030635 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030635 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030635 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030635 | AssetCorporate Bonds & NotesFR_BP7M6FII1
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000030635 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EK2C8
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000030636 | UMBS, TBAFR_01F030686
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000030636 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030636 | Government National Mortgage AssociationFR_21H040681
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030636 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030636 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030636 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030636 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030636 | United States TreasuryFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030636 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030636 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030636 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030636 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030636 | AssetShort-Term InvestmentsFR_99FYXY002_4.470000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030636 | AssetForeign GovernmentFR_ACI2NBJY7
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030636 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030636 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030636 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030636 | AssetCorporate Bonds & NotesFR_BP7M6FII1
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000030636 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EK2C8
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000030638 | UMBS, TBAFR_01F030686
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000030638 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030638 | Government National Mortgage AssociationFR_21H040681
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030638 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030638 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030638 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030638 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030638 | United States TreasuryFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030638 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030638 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030638 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030638 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030638 | AssetShort-Term InvestmentsFR_99FYXY002_4.470000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030638 | AssetForeign GovernmentFR_ACI2NBJY7
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030638 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030638 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030638 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030638 | AssetCorporate Bonds & NotesFR_BP7M6FII1
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000030638 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EK2C8
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000112671 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112671 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | WELLS FARGO & COMPANYFR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112671 | JPMORGAN CHASE & COFR_46647PBE5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | BANK OF AMERICA CORPFR_06051GKK4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | MORGAN STANLEYFR_61747YEL5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | CITIBANK NAFR_17325FBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | UBS GROUP AGFR_225401AU2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | PFIZER INVESTMENT ENTERFR_716973AE2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | GENERAL MOTORS FINL COFR_37045XEV4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | AT&T INCFR_00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | UNITEDHEALTH GROUP INCFR_91324PDU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112671 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112671 | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112671 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000112671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112671 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112671 | AssetWarrantsFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112671 | AssetPreferred StocksFR_584332902
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000112671 | AssetCorporate Bonds & NotesFR_126650DU1
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000112671 | AssetCommon StocksFR_83444M101
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000210971 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210971 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000210971 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210971 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210971 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210971 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210971 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210971 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210971 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210971 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210971 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000210971 | SectorIndustrialsFR_Y2001C101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210971 | SectorUtilitiesFR_ACI2XGDV7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210971 | SectorHealth CareFR_ACI071W91
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210971 | SectorEnergyFR_B59SS1906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210971 | SectorConsumer StaplesFR_B08YDH906
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210971 | SectorMaterialsFR_ACI257372
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210971 | SectorCommunication ServicesFR_B59FPS908
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000210971 | SectorConsumer DiscretionaryFR_BB968X903
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210971 | SectorInformation TechnologyFR_641893904
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000210971 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210971 | China
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000210971 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210971 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000210971 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000210971 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210971 | India
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000210971 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210971 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210971 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210968 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210968 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000210968 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210968 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210968 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210968 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210968 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210968 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210968 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210968 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210968 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000210968 | SectorIndustrialsFR_Y2001C101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210968 | SectorUtilitiesFR_ACI2XGDV7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210968 | SectorHealth CareFR_ACI071W91
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210968 | SectorEnergyFR_B59SS1906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210968 | SectorConsumer StaplesFR_B08YDH906
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210968 | SectorMaterialsFR_ACI257372
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210968 | SectorCommunication ServicesFR_B59FPS908
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000210968 | SectorConsumer DiscretionaryFR_BB968X903
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210968 | SectorInformation TechnologyFR_641893904
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000210968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210968 | China
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000210968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000210968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000210968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210968 | India
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000210968 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210968 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030695 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030695 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030695 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030695 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030695 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030695 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030695 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030695 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030695 | Vanguard Long-Term Corporate Bond ETFFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030695 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030695 | SectorReal Eastate EquitiesFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030695 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030695 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030695 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030695 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030695 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030695 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030695 | SectorInvestment Grade Fixed IncomeFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000030695 | SectorU.S. Large Cap EquitiesFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000030696 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030696 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030696 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030696 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030696 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030696 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030696 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030696 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030696 | Vanguard Long-Term Corporate Bond ETFFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030696 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030696 | SectorReal Eastate EquitiesFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030696 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030696 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030696 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030696 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030696 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030696 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030696 | SectorInvestment Grade Fixed IncomeFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000030696 | SectorU.S. Large Cap EquitiesFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000030698 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030698 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030698 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030698 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030698 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030698 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030698 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030698 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030698 | Vanguard Long-Term Corporate Bond ETFFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030698 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030698 | SectorReal Eastate EquitiesFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030698 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030698 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030698 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030698 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030698 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030698 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030698 | SectorInvestment Grade Fixed IncomeFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000030698 | SectorU.S. Large Cap EquitiesFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000030700 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030700 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030700 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030700 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030700 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030700 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030700 | Vanguard Long-Term Corporate Bond ETFFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030700 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030700 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030700 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030700 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030700 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030700 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030700 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030700 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030700 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030700 | SectorInvestment Grade Fixed IncomeFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030700 | SectorU.S. Large Cap EquitiesFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000030700 | SectorReal Estate EquitiesFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030701 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030701 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030701 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030701 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030701 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030701 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030701 | Vanguard Long-Term Corporate Bond ETFFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030701 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030701 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030701 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030701 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030701 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030701 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030701 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030701 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030701 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030701 | SectorInvestment Grade Fixed IncomeFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030701 | SectorU.S. Large Cap EquitiesFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000030701 | SectorReal Estate EquitiesFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030703 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030703 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030703 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030703 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030703 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030703 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030703 | Vanguard Long-Term Corporate Bond ETFFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030703 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030703 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030703 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030703 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030703 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030703 | SectorCommoditiesFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030703 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030703 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030703 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030703 | SectorInvestment Grade Fixed IncomeFR_464287432
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030703 | SectorU.S. Large Cap EquitiesFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000030703 | SectorReal Estate EquitiesFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030576 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030576 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030576 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030576 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030576 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030576 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030576 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030576 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030576 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030576 | SectorConsumer StaplesFR_191216100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030576 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030576 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030576 | SectorUtilitiesFR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030576 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030576 | SectorEnergyFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030576 | SectorHealth CareFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030576 | SectorIndustrialsFR_001084102
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030576 | SectorFinancialsFR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000030576 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030576 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030576 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030576 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030576 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000030576 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030576 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030577 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030577 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030577 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030577 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030577 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030577 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030577 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030577 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030577 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030577 | SectorConsumer StaplesFR_191216100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030577 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030577 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030577 | SectorUtilitiesFR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030577 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030577 | SectorEnergyFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030577 | SectorHealth CareFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030577 | SectorIndustrialsFR_001084102
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030577 | SectorFinancialsFR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000030577 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030577 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030577 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030577 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030577 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000030577 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030577 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030579 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030579 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030579 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030579 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030579 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030579 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030579 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030579 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030579 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030579 | SectorConsumer StaplesFR_191216100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030579 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030579 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030579 | SectorUtilitiesFR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030579 | SectorCommunication ServicesFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030579 | SectorEnergyFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030579 | SectorHealth CareFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030579 | SectorIndustrialsFR_001084102
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030579 | SectorFinancialsFR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000030579 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030579 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030579 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030579 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030579 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000030579 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030579 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030650 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030650 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030650 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030650 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030650 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030650 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030650 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030650 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030650 | SectorEnergyFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030650 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030650 | SectorConsumer StaplesFR_955SRDII9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030650 | SectorMaterialsFR_81211K100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030650 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030650 | SectorFinancialsFR_872657101
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030650 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000030650 | SectorIndustrialsFR_942UQN908
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030650 | SectorHealth CareFR_943KLZ907
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030650 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000030650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030651 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030651 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030651 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030651 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030651 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030651 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030651 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030651 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030651 | SectorEnergyFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030651 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030651 | SectorConsumer StaplesFR_955SRDII9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030651 | SectorMaterialsFR_81211K100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030651 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030651 | SectorFinancialsFR_872657101
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030651 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000030651 | SectorIndustrialsFR_942UQN908
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030651 | SectorHealth CareFR_943KLZ907
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030651 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000030651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030653 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030653 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030653 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030653 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030653 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030653 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030653 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030653 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030653 | SectorEnergyFR_165167735
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030653 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030653 | SectorConsumer StaplesFR_955SRDII9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030653 | SectorMaterialsFR_81211K100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030653 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030653 | SectorFinancialsFR_872657101
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030653 | SectorConsumer DiscretionaryFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000030653 | SectorIndustrialsFR_942UQN908
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000030653 | SectorHealth CareFR_943KLZ907
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030653 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030653 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000030653 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000154912 | United States TreasuryFR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000154912 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000154912 | Freddie MacFR_3132DWDZ3
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154912 | United States TreasuryFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000154912 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154912 | Government National Mortgage AssociationFR_21H022671
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154912 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154912 | CIM TrustFR_12564EAA0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154912 | United States TreasuryFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154912 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154912 | AssetForeign GovernmentFR_46514Y8A8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154912 | AssetMunicipalsFR_59333P4R6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000154912 | AssetShort-Term InvestmentsFR_85749Q133
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154912 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154912 | AssetAsset-Backed SecuritiesFR_26250UAQ8
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000154912 | AssetCorporate Bonds & NotesFR_44409MAB2
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000154912 | AssetU.S. Treasury & Government AgenciesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000154912 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000154913 | United States TreasuryFR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000154913 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000154913 | Freddie MacFR_3132DWDZ3
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154913 | United States TreasuryFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000154913 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154913 | Government National Mortgage AssociationFR_21H022671
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154913 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000154913 | CIM TrustFR_12564EAA0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154913 | United States TreasuryFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154913 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154913 | AssetForeign GovernmentFR_46514Y8A8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154913 | AssetMunicipalsFR_59333P4R6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000154913 | AssetShort-Term InvestmentsFR_85749Q133
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154913 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154913 | AssetAsset-Backed SecuritiesFR_26250UAQ8
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000154913 | AssetCorporate Bonds & NotesFR_44409MAB2
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000154913 | AssetU.S. Treasury & Government AgenciesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000154913 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000030586 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030586 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030586 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | Crown Holdings, Inc.FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | Fidelity National Financial, Inc.FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | American Water Works Co., Inc.FR_030420103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030586 | SectorEnergyFR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030586 | SectorUtilitiesFR_125896100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030586 | SectorHealth CareFR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030586 | SectorReal EstateFR_29472R108
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030586 | SectorConsumer DiscretionaryFR_778296103
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030586 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030586 | SectorInformation TechnologyFR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030586 | SectorMaterialsFR_053611109
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030586 | SectorFinancialsFR_743606105
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030586 | SectorIndustrialsFR_760759100
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030586 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000030586 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030586 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030587 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030587 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030587 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | Crown Holdings, Inc.FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | Fidelity National Financial, Inc.FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | American Water Works Co., Inc.FR_030420103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030587 | SectorEnergyFR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030587 | SectorUtilitiesFR_125896100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030587 | SectorHealth CareFR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030587 | SectorReal EstateFR_29472R108
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030587 | SectorConsumer DiscretionaryFR_778296103
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030587 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030587 | SectorInformation TechnologyFR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030587 | SectorMaterialsFR_053611109
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030587 | SectorFinancialsFR_743606105
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030587 | SectorIndustrialsFR_760759100
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030587 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000030587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030587 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030589 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030589 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030589 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | Crown Holdings, Inc.FR_228368106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | Fidelity National Financial, Inc.FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | American Water Works Co., Inc.FR_030420103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030589 | SectorEnergyFR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030589 | SectorUtilitiesFR_125896100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030589 | SectorHealth CareFR_216648501
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030589 | SectorReal EstateFR_29472R108
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030589 | SectorConsumer DiscretionaryFR_778296103
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030589 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030589 | SectorInformation TechnologyFR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030589 | SectorMaterialsFR_053611109
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030589 | SectorFinancialsFR_743606105
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030589 | SectorIndustrialsFR_760759100
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000030589 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000030589 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030589 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100091 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000100091 | FANNIE MAEFR_3136F7NM5
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000100091 | RFC Principal STRIPSFR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000100091 | United States TreasuryFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000100091 | Federal Farm Credit BanksFR_3133EMR46
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000100091 | Government National Mortgage AssociationFR_36179XVT0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000100091 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100091 | Tennessee Valley Authority Generic STRIPSFR_88059EPA6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100091 | United States TreasuryFR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100091 | Freddie MacFR_3134A4KY9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100091 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100091 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36830FAS5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100091 | AssetForeign GovernmentFR_74727PBA8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000100091 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3136A3M81
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000100091 | AssetU.S. Treasury & Government AgenciesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	49.50%

[1]	Amount rounds to less than 0.1%
[2]	Amount rounds to less than 0.1%
[3]	Amount rounds to less than 0.1%
[4]	Amount rounds to less than 0.1%
[5]	Amount rounds to less than 0.1%
[6]	Amount rounds to less than 0.1%
[7]	Amount rounds to less than 0.1%
[8]	Amount rounds to less than 0.1%
[9]	Amount rounds to less than 0.1%